Average Annual Total Returns		12 Months Ended	19 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	25.07%
FT Vest U.S. Equity Moderate Buffer ETF - May
Prospectus [Line Items]
Average Annual Return, Percent		12.34%	13.43%
Performance Inception Date	May 19, 2023
FT Vest U.S. Equity Moderate Buffer ETF - May | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.34%	13.43%
FT Vest U.S. Equity Moderate Buffer ETF - May | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.31%	10.32%